Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019
Stockholders' Equity (Tables)
Summary of information about warrants outstanding

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70.00	74,390	4.3
June 2018 Notes Warrants	$70.00	30,526	3.5
2017 PIPE Warrants	$276.00	2,500	2.6
		107,416	4.0

	Exercise price	Warrants Outstanding	Weighted average life of outstanding warrants in years
March 2019 Notes Warrants	$70	74,390	4.6
June 2018 Notes Warrants	$70	30,526	3.8
2017 PIPE Warrants	$276.00	2,500	2.9
		107,416	4.4